Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Emles Trust
Prospectus Date	rr_ProspectusDate	Mar. 08, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2021